Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Components of (Loss) Income from Discontinued Operations

The key components of income from discontinued operations were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
Net revenues	$—	$1,578,308	$—	$4,343,391
Cost of revenues	—	927,847	46,204	2,623,286
Operating expenses	—	—	—	229,745

Income/(loss) before income taxes	—	650,461	(46,204)	1,490,360
Allocated tax expense/(benefit)	52	255,905	(18,077)	590,181

Operating (loss)/income from discontinued operations, net of income taxes	(52)	394,556	(28,127)	900,179
(Loss)/gain on sale, net of $0.3 million, $0.2 million, $1.6 million and $1.5 million of related income taxes	(277,562)	(233,889)	9,093,268	3,448,270

(Loss)/income from discontinued operations, net of income taxes	$(277,614)	$160,667	$9,065,141	$4,348,449

The key components of income/ (loss) from discontinued operations were as follows:

	Year Ended December 31,
	2012	2013
Net revenues	$8,883,202	$5,909,375
Cost of revenues	5,337,336	3,486,200
Operating expenses	574,446	229,745

Income/(loss) before income taxes	2,971,420	2,193,430
Allocated tax expense/(benefit)	1,127,981	879,819

Operating income/(loss) from discontinued operations	1,843,439	1,313,611
Gain on sale, net of $1.5 million of related income taxes	—	3,391,639

Income from discontinued operations, net of income taxes ($1.0 million and $2.4 million, respectively)	$1,843,439	$4,705,250